2. Investment securities, Continuous Unrealized Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	$ 3,999	$ 129,742
Less than 12 Months, Unrealized Losses	6	5,639
12 Months or More, Fair Value	28,336	12,463
12 Months or More, Unrealized Losses	426	356
Total, Fair Value	32,335	142,205
Total, Unrealized Losses	432	5,995
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	436	40,857
Less than 12 Months, Unrealized Losses	1	691
12 Months or More, Fair Value	2,963	10,128
12 Months or More, Unrealized Losses	51	78
Total, Fair Value	3,399	50,985
Total, Unrealized Losses	52	769
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	2,996	9,714
Less than 12 Months, Unrealized Losses	4	69
12 Months or More, Fair Value	9,850	0
12 Months or More, Unrealized Losses	132	0
Total, Fair Value	12,846	9,714
Total, Unrealized Losses	136	69
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	567	77,187
Less than 12 Months, Unrealized Losses	1	4,863
12 Months or More, Fair Value	14,998	1,824
12 Months or More, Unrealized Losses	225	224
Total, Fair Value	15,565	79,011
Total, Unrealized Losses	226	5,087
Corporate bonds
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	0	1,984
Less than 12 Months, Unrealized Losses	0	16
12 Months or More, Fair Value	525	511
12 Months or More, Unrealized Losses	18	54
Total, Fair Value	525	2,495
Total, Unrealized Losses	$ 18	$ 70